AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2022
	Shares	Value
Common Stocks - 97.2%
Consumer Discretionary - 12.9%
Bright Horizons Family Solutions, Inc.*	43,089	$5,717,479
Burlington Stores, Inc.*	21,814	3,973,856
Carter's, Inc.	46,592	4,285,998
Cavco Industries, Inc.*	31,375	7,556,669
Dorman Products, Inc.*	68,439	6,503,758
Five Below, Inc.*	48,401	7,665,266
Gentherm, Inc.*	77,764	5,679,883
Grand Canyon Education, Inc.*	36,830	3,576,561
Krispy Kreme Inc.[1]	169,415	2,515,813
Lithia Motors, Inc., Class A	30,858	9,261,103
Nordstrom, Inc.[1]	141,234	3,828,854
Polaris, Inc.	71,046	7,482,565
Texas Roadhouse, Inc.	92,261	7,725,014
Vail Resorts, Inc.	14,833	3,860,585

Total Consumer Discretionary		79,633,404
Consumer Staples - 4.3%
BJ's Wholesale Club Holdings, Inc.*	192,111	12,988,625
Lancaster Colony Corp.	40,226	5,999,708
Performance Food Group Co.*	147,707	7,519,763

Total Consumer Staples		26,508,096
Energy - 4.0%
Devon Energy Corp.	147,464	8,719,546
Diamondback Energy, Inc.	116,904	16,025,201

Total Energy		24,744,747
Financials - 11.8%
Artisan Partners Asset Management, Inc., Class A	62,119	2,444,383
Atlantic Union Bankshares Corp.	171,211	6,281,732
Glacier Bancorp, Inc.	91,860	4,618,721
Kinsale Capital Group, Inc.	36,042	8,218,297
Pinnacle Financial Partners, Inc.	114,901	10,580,084
Piper Sandler Cos.	54,486	7,151,287
Signature Bank	43,380	12,731,596
Voya Financial, Inc.	151,972	10,083,342
Western Alliance Bancorp.	130,148	10,778,857

Total Financials		72,888,299
Health Care - 16.7%
Acadia Healthcare Co., Inc.*	147,329	9,654,469
Biohaven Pharmaceutical Holding Co., Ltd.*	42,145	4,997,133
Bio-Rad Laboratories, Inc., Class A*	10,663	6,005,721
Catalent, Inc.*	95,186	10,556,127
Globus Medical, Inc., Class A*	84,121	6,206,447
	Shares	Value

Hologic, Inc.*	70,008	$5,378,014
Horizon Therapeutics PLC*	113,191	11,908,825
Integer Holdings Corp.*	53,587	4,317,505
Jazz Pharmaceuticals PLC (Ireland)*	55,692	8,669,574
Molina Healthcare, Inc.*	22,152	7,389,686
Neurocrine Biosciences, Inc.*	87,009	8,157,094
STERIS PLC	36,973	8,938,962
Syneos Health, Inc.*	100,684	8,150,370
Vericel Corp.*,1	73,809	2,820,980

Total Health Care		103,150,907
Industrials - 15.6%
Booz Allen Hamilton Holding Corp.	85,683	7,526,395
Columbus McKinnon Corp.	132,778	5,629,787
Comfort Systems USA, Inc.	76,243	6,786,389
Exponent, Inc.	60,431	6,529,569
Federal Signal Corp.	165,196	5,575,365
Gates Industrial Corp. PLC*	631,817	9,515,164
Gibraltar Industries, Inc.*	95,080	4,083,686
Hexcel Corp.	103,070	6,129,573
Ingersoll Rand, Inc.	162,982	8,206,144
Nordson Corp.	40,983	9,306,420
RBC Bearings, Inc.*	51,132	9,913,472
Ritchie Bros. Auctioneers, Inc. (Canada)	100,639	5,940,720
Schneider National, Inc., Class B	150,824	3,846,012
The Toro Co.	90,441	7,731,801

Total Industrials		96,720,497
Information Technology - 17.0%
Azenta, Inc.	53,141	4,404,326
Cerence, Inc.*	89,190	3,219,759
Cognex Corp.	109,914	8,479,865
Entegris, Inc.	75,949	9,969,066
Gartner, Inc.*	30,369	9,033,563
Globant SA (Uruguay)*	30,645	8,031,135
HubSpot, Inc.*	9,318	4,425,491
Manhattan Associates, Inc.*	84,555	11,728,624
Paylocity Holding Corp.*	39,581	8,144,582
Power Integrations, Inc.	85,982	7,968,812
Rapid7, Inc.*	100,756	11,208,098
Silicon Laboratories, Inc.*	57,027	8,565,455
Zebra Technologies Corp., Class A*	23,823	9,855,575

Total Information Technology		105,034,351
Materials - 5.8%
AptarGroup, Inc.	50,373	5,918,828

AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 5.8% (continued)
Eagle Materials, Inc.	59,273	$7,608,282
Element Solutions, Inc.	473,508	10,369,825
Quaker Chemical Corp.	32,879	5,681,820
RPM International, Inc.	77,006	6,271,369

Total Materials		35,850,124
Real Estate - 6.9%
American Campus Communities, Inc., REIT	109,944	6,153,566
Easterly Government Properties, Inc., REIT	291,567	6,163,726
Hudson Pacific Properties, Inc., REIT [1]	245,438	6,810,904
Physicians Realty Trust, REIT	312,157	5,475,234
PS Business Parks, Inc., Class A, REIT	24,270	4,079,302
Summit Hotel Properties, Inc., REIT *	438,418	4,366,643
Sun Communities, Inc., REIT	55,659	9,756,466

Total Real Estate		42,805,841
Utilities - 2.2%
IDACORP, Inc.	65,763	7,586,420
Portland General Electric Co.	110,574	6,098,156

Total Utilities		13,684,576

Total Common Stocks (Cost $499,911,690)		601,020,842

Principal Amount
Short-Term Investments - 0.5%
Joint Repurchase Agreements - 0.5%[2]
Bank of America Securities, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations , 2.000% - 4.000%, 02/01/36 - 03/01/52, totaling $1,020,000)	$1,000,000	1,000,000
	Principal Amount	Value

Daiwa Capital Markets America, dated 03/31/22, due 04/01/22, 0.300% total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 04/05/22 - 04/01/52, totaling $1,020,000)	$1,000,000	$1,000,000
HSBC Securities USA, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $63,659 (collateralized by various U.S. Treasuries, 0.000% - 5.250%, 08/15/22 - 08/15/50, totaling $64,931)	63,658	63,658
RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 04/26/22 - 03/20/52, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		3,063,658

Total Short-Term Investments (Cost $3,063,658)		3,063,658
Total Investments - 97.7% (Cost $502,975,348)		604,084,500
Other Assets, less Liabilities - 2.3%		14,292,949
Net Assets - 100.0%		$618,377,449

*	Non-income producing security.
[1]	Some of these securities, amounting to $10,815,024 or 1.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$601,020,842	—	—	$601,020,842
Short-Term Investments
Joint Repurchase Agreements	—	$3,063,658	—	3,063,658
Total Investments in Securities	$601,020,842	$3,063,658	—	$604,084,500

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2022, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$10,815,024	$3,063,658	$8,226,031	$11,289,689
The following table summarizes the securities received as collateral for securities lending at March 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000-7.500%	04/28/22-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.